Crescent Strategic Income Fund
CRESCENT STRATEGIC INCOME FUND
INVESTMENT OBJECTIVES
The investment objective of the Crescent Strategic Income Fund is total return consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  With respect to the Advisor Class Shares, you may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Crescent Strategic Income Fund	Institutional Class Shares	Advisor Class Shares
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	none	4.00%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none	none
Redemption Fee (as a % of amount redeemed) (charged upon any redemption of shares within 60 days of the issuance of such shares)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Crescent Strategic Income Fund		Institutional Class Shares	Advisor Class Shares
Management Fees		0.35%	0.35%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		1.26%	1.25%
Acquired Fund Fees and Expenses	[1]	0.05%	0.05%
Total Annual Fund Operating Expenses		1.66%	1.90%
Fee Waiver and/or Expense Limitation	[2]	0.71%	0.70%
Net Annual Fund Operating Expenses		0.95%	1.20%
[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, borrowing costs, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund's business, and payments under the Rule 12b-1 distribution plan) to not more than 0.90% of the average daily net assets of the Fund through July 31, 2014. The Expense Limitation Agreement may not be terminated prior to that date. The Fund's net expense ratio will be higher than 0.90% to the extent that it incurs expenses excluded from the Expense Limitation Agreement. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Crescent Strategic Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	97	454	835	1,906
Advisor Class Shares	517	908	1,323	2,479

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 40.15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its investment objective by investing at least 65% of the portfolio in bonds rated investment grade or better at all times by a nationally recognized securities rating organization or, if no rating exists, of equivalent quality in the determination of the Advisor.  Subject to the limitations of this restriction, the Fund is also permitted to invest in securities that are below investment-grade, including junk bonds, and other types of securities including preferred stocks, convertible bonds, warrants, and exchange-traded funds ("ETFs") and shares of other investment companies.  The Fund typically invests in corporate, government or agency bonds and notes, but has the ability to invest in other types of fixed income securities. Under normal circumstances, at least 80% of the Fund's net assets, plus borrowings for investment purposes, will be invested in fixed income securities, whether investment grade or below investment grade.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Advisor employs an investment selection process that utilizes a variety of macro factors including the economic environment, credit spreads and trends, monetary policy, liquidity conditions, and interest rate outlook.  This philosophy is based upon the belief that an active strategy of utilizing controlled duration management, sector rotation, and credit selection provides competitive returns to passive strategies over long-term investment horizons.

The Advisor also considers the following when selecting securities:

•	historical yield relationship between a security and a corresponding benchmark;
•	credit risk;
•	market volatility;
•	interest rate levels relative to historical interest rate levels; and
•	supply and demand factors (i.e. spreads tend to widen when supply for a security exceeds demand).

Based upon the Advisor's overall view of the broad markets, a cash component of the Fund is determined. The Fund will typically hold between 0% and 10% of the Fund in cash equivalents.

The Advisor then analyzes the portfolio characteristics relative to the Barclays Capital Intermediate Government/Credit Index and Barclays Capital 1-5 Year Government/Credit Index.   The Portfolio's duration will typically range between 2 and 5 years.  Duration is a measure of the weighted average maturity of the fixed-income instruments held by the Fund and can be used by the Advisor as a measure of the sensitivity of the market value of the Fund to changes in interest rates.  Generally, the longer the duration of the Fund, the more sensitive its market value will be to changes in interest rates.

The Advisor constantly monitors the fixed income markets.  When an opportunity arises to improve the Fund's portfolio, the Advisor attempts to take advantage of that opportunity by selling existing portfolio securities and purchasing securities the Advisor believes will provide superior future performance.  The Advisor will also sell portfolio securities as necessary to manage the duration and credit risk of the portfolio as determined necessary by the Advisor.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Government Debt Markets May Be Illiquid or Disrupted.  Although generally highly liquid, the markets in which the Fund trades could experience periods of illiquidity, sometimes of significant duration.

Inflation Risk.  Fixed income securities are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.

Interest Rate and Credit Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities generally involve greater risk than those with shorter maturities.  Issuers of fixed income securities might be unable to make principal and interest payments when due.

Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The Advisor was formed in 2001 and is registered an investment adviser with the Securities and Exchange Commission, though the company's predecessor, Greenwood Capital Associates, Inc., was founded in 1983.  However, the Advisor does not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the Advisor's inexperience managing a registered investment company may limit its effectiveness.  The experience of the portfolio managers is discussed in "Management of the Fund – Investment Advisor."

Investment-Grade Securities Risk.  Fixed income securities are generally rated by nationally recognized securities rating services.  While fixed income securities rated BBB by Standard & Poor's® Rating Services ("S&P") or Baa by Moody's Investor Services, Inc. ("Moody's") are considered investment-grade securities, they are somewhat riskier than higher rated investment-grade obligations because they are regarded as having only an adequate capacity to pay principal and interest and are considered to lack outstanding investment characteristics and may be speculative.  Fixed income securities with lower ratings are subject to higher credit risk and may be subject to greater fluctuations in value than that of higher rated fixed income securities.

Lower-rated Securities or "Junk Bonds" Risk. Fixed income securities rated below BBB by S&P or Baa by Moody's are considered speculative in nature and may be subject to certain risks with respect to the issuing entity and to greater market fluctuations than higher rated fixed income securities.  Lower rated fixed income securities are usually issued by companies without long track records of sales and earnings, or by companies with questionable credit strength.  These fixed income securities are considered "below investment-grade."  The retail secondary market for these "junk bonds" may be less liquid than that of higher rated fixed income securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value.  These risks can reduce value of the Fund's shares and the income it earns.

Maturity Risk.  Maturity risk is another factor that can affect the value of the Fund's debt holdings.  In general, the longer the maturity of a fixed income instrument, the higher its yield and the greater its sensitivity to changes in interest rates.  Conversely, the shorter the maturity, the lower the yield but the greater the price stability.

Risks of Investing in Municipal Securities.  The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Securities prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a security may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions, and general market conditions. In a declining market, prices for all securities (including those in the Fund's portfolio) may decline regardless of their long-term prospects. The Fund's performance per share will change daily in response to such factors.

New Fund Risk. Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risks of Investing in Corporate Debt Securities. Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Sector Risk.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.  The sectors in which the Fund may more heavily invest will vary; however, the Fund will invest less than 25% of its assets in any one industry or group of industries.

Preferred Stock Risk.  The value of preferred stock may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Preferred stock may fail to pay dividends when expected.  The rights of holders of preferred stock are generally subordinate to the rights associated with a corporation's debt securities.

Convertible Securities Risk. Convertible securities are securities that may be converted into shares of stock.  Due to the conversion feature, the interest rate or dividend preference of a convertible security is usually less than if the securities were non-convertible.  The value of convertible securities tends to change when the market value of the underlying stock fluctuates and tends to fluctuate inversely with changes in interest rates.

Warrants Risk. The prices of warrants, which entitle the holder to purchase equity securities at specific prices for a certain period of time, do not necessarily move parallel to the prices of the underlying securities and likely fluctuate more than the prices of the underlying securities.  Warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.

Risks Related to Investing in Other Investment Companies. The Fund's investments in other investment companies, including ETFs, closed-end mutual funds, and open-end mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund's investment will fluctuate in response to the performance of such portfolio.  Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs and mutual funds in which the Fund invests in addition to the Fund's direct fees and expenses. These types of investments by the Fund could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by shareholders.

PERFORMANCE INFORMATION
The bar chart and tables shown on the following page provide an indication of the risks of investing in the Fund by showing changes in the performance of the Institutional Class Shares from year to year and by showing how the average annual total returns of each class compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://www.crescentfunds.com.

Institutional Class Shares Calendar Year Returns

Quarterly Returns
Highest and Lowest Returns During This Time Period
Highest return for a quarter	1.53%	Quarter ended September 30, 2012
Lowest return for a quarter	-0.24%	Quarter ended March 31, 2012
Year-to-date return as of most recent quarter	-0.86%	Quarter ended June 30, 2013

Average Annual Total Returns Periods Ended December 31, 2012 (returns with maximum sales charge)
Average Annual Total Returns - Crescent Strategic Income Fund	Past 1 Year	Since Inception		Inception Date
Institutional Class Shares	2.85%	2.72%	[1]	Dec. 15, 2011
Institutional Class Shares After taxes on distributions	2.37%	2.27%	[1]
Institutional Class Shares After taxes on distributions and sale of shares	2.09%	2.00%	[1]
Advisor Class Shares	(1.53%)	(1.60%)	[1]	Dec. 27, 2011
Barclays U.S. Intermediate Gov't/Credit Index (reflects no deductions for fees and expenses)	3.89%	3.94%	[1]
[1]	The Institutional Class Shares commenced operations on December 15, 2011. The Advisor Class Shares commenced operations on December 27, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.